Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
a)The following table and related footnotes provide information about certain of the Company's related party transactions for the periods indicated:

	Year Ended December 31, 2022 $	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $
Voyage revenues (i)(ii)	114,592	40,225	37,481
Vessel operating expenses (iii)	(181)	(7,011)	(6,505)
Time-charter hire expenses (iv)	(9,396)	(23,487)	(23,564)
General and administrative recoveries (expenses) (v)	92	(27,098)	(15,779)
Restructuring charges (vi)	(2,651)	(3,223)	—
Equity income (vii)	2,417	2,417	2,424
(i)In September 2018, the Company’s FSU, the Seapeak Bahrain, commenced its 21-year charter contract with the Bahrain LNG Joint Venture. Voyage revenues from the charter of the Seapeak Bahrain to the Bahrain LNG Joint Venture for the year ended December 31, 2022 amounted to $29.0 million ($30.1 million during 2021 and $28.8 million during 2020). In addition, the Company has an operation and maintenance contract with the Bahrain LNG Joint Venture relating to the LNG regasification terminal in Bahrain. Fees received in relation to the operation and maintenance contract from the Bahrain LNG Joint Venture for the year ended December 31, 2022 were $10.9 million ($10.1 million during 2021 and $8.7 million during 2020) and are included in voyage revenues in the Company's consolidated statements of income.
(ii)Commencing in January 2022, following the acquisition of the Teekay Subsidiaries (as described in Note 1), the Company provides ship management and corporate services to certain of its equity-accounted joint ventures that own and operate LNG carriers on long-term charters. In addition, the Company was reimbursed for costs incurred by the Company for its seafarers operating these LNG carriers. During the year ended December 31, 2022, the Company earned management fees and cost reimbursements pursuant to the related management agreements of $74.7 million, which amount is included in voyage revenues in the Company's consolidated statement of income.
(iii)Prior to the Stonepeak Transaction, the Company and certain of its operating subsidiaries were parties to service agreements with certain subsidiaries of Teekay pursuant to which the Teekay subsidiaries provided to the Company and its subsidiaries crew training and technical management services. All costs incurred by these Teekay subsidiaries related to these services were charged to the Company and recorded as part of vessel operating expenses.
(iv)From September 2018 to June 2022, the Company chartered the Seapeak Magellan (formerly Magellan Spirit) LNG carrier from the MALT Joint Venture. The time-charter hire expenses charged for the year ended December 31, 2022 were $9.4 million ($23.5 million during 2021 and $23.6 million during 2020).
(v)Prior to the Stonepeak Transaction, general and administrative expenses included administrative, advisory, business development, commercial and strategic consulting services charged by Teekay and reimbursements to Teekay and the Company's General Partner for costs incurred on the Company's behalf for the conduct of the Company's business. Following the Stonepeak Transaction for a period of approximately one year, Teekay and the Company have agreed to provide to each other certain limited administrative services to complete the separation of the Company's administrative services from Teekay's shared services function.
(vi)During the years ended December 31, 2022 and 2021, the Company incurred restructuring charges of $2.7 million and $3.2 million, respectively, from Teekay related to severance costs resulting from the reorganization and realignment of employees supporting the Company as a result of the Stonepeak Transaction in January 2022 (see Note 18).
(vii)During the year ended December 31, 2022, the Company charged fees of $2.4 million ($2.4 million during 2021 and $2.4 million during 2020) to the Yamal LNG Joint Venture relating to the successful bid process for the construction and chartering of six ARC7 LNG carriers. The fees are reflected in equity income in the Company’s consolidated statements of income.

b)As at December 31, 2022 and 2021, non-interest-bearing advances to affiliates totaled $8.0 million and $4.2 million, respectively, and non-interest-bearing advances from affiliates totaled $5.9 million and $12.4 million, respectively. These advances are unsecured and have no fixed repayment terms. Affiliates are entities that are under common control with the Company.
c)In December 2019, as part of dissolving certain of the Company's controlled subsidiaries as a result of a simplification transaction, the Company acquired the General Partner's 1% non-controlling interest in certain of the Company's subsidiaries for an amount initially estimated at $2.7 million. In April 2020, the purchase price was finalized at $2.2 million.
d)On May 11, 2020, Teekay and the Company eliminated all of the Company's incentive distribution rights, which were held by the General Partner, in exchange for the issuance to a subsidiary of Teekay of 10.75 million newly-issued common units of the Company. The common units were valued at $122.6 million, based on the prevailing unit price at the time of issuance. This transaction was treated as a non-cash transaction in the Company's consolidated statements of cash flows.
e)On December 19, 2022, the Company received an equity contribution of $129.3 million from Stonepeak as partial payment for common units issued on March 8, 2023. As of December 31, 2022, the contribution has been accounted for as additional paid-in-capital within Company / Limited Partner Common Units in the Company's consolidated statements of changes in total equity (see Notes 16 and 21).
f)For other transactions with the Company's equity-accounted joint ventures not disclosed above, please refer to Note 7.